Form N-1A Cover	May 23, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Investment Company Type	N-1A
Document Period End Date	May 23, 2024
Prospectus Date	Apr. 29, 2024
Supplement to Prospectus [Text Block]

BAILLIE GIFFORD FUNDS

Baillie Gifford U.S. Discovery Fund

(the “Fund”)

Supplement dated May 23, 2024 to the Prospectus,
dated April 29, 2024, as supplemented or revised from time to time.

The status of the Fund under the Investment Company Act of 1940, as amended, has changed from “non-diversified” to “diversified.” This change of classification has occurred because the portfolio managers have managed the Fund’s portfolio as diversified continuously for at least three years. Therefore: